3) Risk Management (Details 7) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets [Member]
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	R$ 35,206,778	R$ 22,118,567
Assets [Member] | Fixed rates [Member]
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	20,597,165	15,619,889
Assets [Member] | IGP-M (General Index of market pricing) / IPCA (Consumer price index) [Member]
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	5,151,508	889,026
Assets [Member] | Exchange coupon [Member]
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	348,315	221,069
Assets [Member] | Foreign Currency [Member]
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	485,660	759,320
Assets [Member] | Equities [Member]
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	801,588	461,860
Assets [Member] | Sovereign/Eurobonds and Treasuries [Member]
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	7,373,381	3,783,134
Assets [Member] | Other [Member]
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	449,161	384,269
Liabilities [Member]
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	27,241,795	22,464,899
Liabilities [Member] | Fixed rates [Member]
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	18,949,022	12,954,739
Liabilities [Member] | IGP-M (General Index of market pricing) / IPCA (Consumer price index) [Member]
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	2,598,754	1,476,167
Liabilities [Member] | Exchange coupon [Member]
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	336,868	1,135,449
Liabilities [Member] | Foreign Currency [Member]
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	402,441	1,437,774
Liabilities [Member] | Equities [Member]
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	794,455	427,778
Liabilities [Member] | Sovereign/Eurobonds and Treasuries [Member]
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	3,973,859	5,007,199
Liabilities [Member] | Other [Member]
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	R$ 186,396	R$ 25,793